Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities	Jackpot liabilities are recorded as current and non-current liabilities as follows:

($ in millions)	December 31, 2023
Current liabilities	38
Non-current liabilities	118
155

Schedule of Future Jackpot Payments
Future jackpot liabilities as of December 31, 2023 are due as follows:

($ in millions)	Previous Winners	Future Winners	Total
2024	22	16	38
2025	17	6	23
2026	14	1	15
2027	13	1	13
2028	11	1	12
Thereafter	78	10	88
Future jackpot payments due	154	35	188
Unamortized discounts			(33)
Total jackpot liabilities			155